Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax benefit (expense) at U.S. statutory rate			$ (2,447)	$ 5,283			$ (4,785)
State income taxes			(353)	2,798			(1,763)
Tax credits			474	1,750			4,542
Passthrough income not subject to income tax			527	(330)			1,878
Non-U.S. income taxed at different rate than U.S. statutory rate			(10)	(174)			(211)
Effect of outside basis difference in domestic subsidiary			0	0			(2,006)
Transaction costs			(314)	(2,641)			(438)
Increase in uncertain tax positions			0	(724)			(1,943)
Nondeductible expenses			(31)	(144)			(476)
Other			(1,036)	139			(138)
Total Income Tax (Expense) Benefit	$ (4,404)	$ (1,896)	$ (3,190)	$ 5,957	$ (6,938)	$ (3,953)	$ (5,340)